Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 13, 2011
Entity Registrant Name	FIRST OTTAWA BANCSHARES INC
Entity Central Index Key	0001099668
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		645,988
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011